SBMF                                                    IRAs: It's About Time...
                                                              $2,000 in 2000

                        SMITH BARNEY MONEY FUNDS, INC.

                                                               ANNUAL REPORT
                                                               DECEMBER 31, 1999

                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

A Message from the Chairman

[PHOTO]
HEATH B.
MCLENDON

Chairman

Dear Shareholder:

The globalization of securities markets continues to accelerate. Economic growth picked up in Europe and Asia in 1999, with a great deal of corporate restructuring taking place. A year ago, a major topic of discussion and possible concern was the introduction of the Euro. (The Euro is the single currency of the European Monetary Union that was adopted by Belgium, Germany, Spain, France, Ireland, Italy, Luxembourg, the Netherlands, Austria, Portugal and Finland on January 1, 1999.)

Roughly a year later, the introduction of the Euro can be viewed as a success, fostering lower inflation and interest rates throughout Western Europe. Moreover, the Euro has contributed to the consolidation of businesses and the creation of even stronger and more competitive European companies.

Last year, Asia was reeling under the impact of currency and banking problems, and Japan was mired in economic stagnation. Today, Asia, and particularly Japan,are experiencing economic rebounds.

The globalization of financial markets has also continued as the New York Stock Exchange and NASDAQ continue to add more foreign stocks for trading. Investors have more investment options today than ever before as trading hours expand.

The Internet age has dawned. Increasingly sophisticated financial transactions are being handled electronically with the click of a "mouse" regardless of whether you are in New York, Buenos Aires or Timbuktu. Although near-term issues persist, we believe that the development of the "Information Superhighway"will remain a powerful driver of share prices.

The Internet is gaining millions of users monthly and many of these people will become active on-line consumers. Moreover, Dell, a global computer systems company, estimates that 15% of all U.S. Gross Domestic Product ("GDP") could soon come from Internet electronic commerce. There is no shortage of companies willing to provide the systems and services necessary to facilitate

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 1
online transactions. We expect e-commerce to represent an outstanding investment opportunity as companies attempt to increase their productivity through online sourcing and more direct distribution. E-commerce generally conjures up images of consumers buying books or smaller items on the Internet; however, business-to-business e-commerce is expanding as well. Traditional industrial manufacturing companies are aggressively moving toward e-commerce as a means to boost efficiency.

While the e-commerce revolution is already booming in the U.S., the international markets present enormous opportunities. Internet penetration is much lower overseas than in the United States. With the rebound in global growth and Asia emerging from its slump, we expect that other regions of the world may begin to catch up with the United States in an effort to become more efficient and more competitive.

Now that the celebration about the start of a new century is over, a fact that everyone needs to address is the likelihood that we will all retire in this century. A fitting New Year's resolution may be to set up or add to an existing IRA. Call your Salomon Smith Barney Financial Consultant today to find out why this could be an appropriate time for you to open up an IRA. As the inserted mailer discusses,the most costly IRA mistake could be waiting to start investing in one.

Please see the following performance and market update from Portfolio Manager Phyllis Zahorodny. We remain committed to providing our shareholders with competitive performance in the new century and helping to make your retirement a happy and successful one.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

Smith Barney Money Funds, Inc.

[PHOTO]
PHYLLIS M.
ZAHORODNY

Vice President

We are pleased to provide the annual report for the Smith Barney Money Market Funds, Inc. ("Funds") for the year ended December 31, 1999. A summary of performance and more detailed financial information can be found in the appropriate sections that follow.

Performance Summary
The chart below shows the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Market Funds for the seven-day period ended December 31, 1999.

Smith Barney Money Market Funds' Yields (Class A Shares)

Portfolio              Seven-Day Yield                  Effective Yield1
--------------------------------------------------------------------------------
Cash                        5.18%                            5.32%
Government                  4.92                             5.04
Retirement                  5.21                             5.34
--------------------------------------------------------------------------------

Please note that an investment in any of the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in any of the funds.

Market Update and Outlook
The overnight federal funds rate rose 75 basis points during 1999 and the short-term yield curve steepened by 150 basis points.2 During the last twelve months, one-year certificates of deposits ("CDs") rose from 5.00% in January 1, 1999 to 6.50% as of December 31, 1999.

------------
1 The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Fund or the class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

2 The federal funds rate is the interest rate charged by banks with excess reserves at the Federal Reserve district banks to banks needing overnight loans to meet reserve requirements. The yield curve is a graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities. A basis point is the smallest measure used in quoting yields. One basis point is 0.01%, or one one-hundredth of a percent of yield.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 3

In our view, robust economic growth should prompt the Federal Reserve Board ("Fed") to continue to tighten monetary policy in 2000.3 We think that many investors expect several tightenings in 25 basis point increments totaling 75 basis points. However, we think that Fed Chairman Alan Greenspan will do whatever is necessary to slow down economic growth to a more sustainable pace. In fact, further rate increases beyond 75 basis points are very possible. Higher inflation, which could come from higher commodity prices, tight labor markets and rising overseas growth will affect the pace of future Fed tightenings.

Investment Objective
Each fund seeks maximum current income and preservation of capital.

Government Portfolio

The fund invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash and Retirement Portfolio

Each fund invests in high quality U.S. dollar denominated short-term debt securities. These may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, U.S. states and municipalities and U.S. and foreign corporate issuers. Each fund will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Cash Portfolio and Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities. The funds limit foreign investments to issues located in major industrialized countries.

Portfolio Update
During the period, and in anticipation of higher rates, we shortened our average maturity from 60 days to 44 days, 56 days to 42 days and 52 days to 35 days for the Cash, Government and Retirement Portfolios, respectively. In keeping with our higher interest rate forecasts, we anticipate positioning the Funds' average life below 60 days over the next several months.

-----------
3 On Wednesday, February 2, 2000, the Fed raised short-term rates by 25 basis points after this letter was written.

--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

As previously stated, the Government Portfolio is primarily invested in the government and agency discount notes. Discount notes offer a competitive yield over comparable U.S. Treasury bills and are highly liquid.

The investments in the Smith Barney Cash Portfolio changed during the period due to asset growth and because we have reached our credit limits with our approved list of issuers. In addition, bank issuance has declined over the past year. We are pleased to report that the fund experienced another year of double-digit asset growth (14%) with assets totaling approximately $46 billion at year end. We invested about 25% of the Cash Portfolio in government agencies such as Federal Home Loan Bank and Fannie Mae to meet this growth in assets and declining issuance.

Some of the decline in issuance was due to Y2K-related issues as banks were unwilling to settle their CDs in the new year and we would expect some issuance to resurface. We also anticipate keeping a larger portion of the Cash Portfolio in government agency discount notes during 2000 as we search for more high quality issuers to add to our approved list.

The Retirement Portfolio is currently invested in the same high quality securities as the Cash Portfolio; with over almost 70% invested in top tier domestic and foreign bank credits. The remainder of the fund is comprised of highly rated domestic and foreign corporations and government agencies.

Thank you for investing in the Smith Barney Money Market Funds. We look forward to providing you with competitive money market returns in the new century.


/s/ Phyllis Zahorodny

Phyllis Zahorodny
Vice President

January 25, 2000

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 5

--------------------------------------------------------------------------------
Schedules of Investments                                      December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

FACE                                                             ANNUALIZED
AMOUNT                     SECURITY                                YIELD               VALUE
=================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES-- 25.3%
$1,298,084,000     Federal Home Loan Bank
                     mature 1/28/00 to 3/15/00                 5.55% to 5.83%      $1,290,338,805
 4,072,609,000     Federal Home Loan Mortgage Corp.
                     mature 1/11/00 to 2/14/00                  5.52 to 5.74        4,057,281,075
 6,161,992,000     Federal National Mortgage Association
                     mature 1/18/00 to 3/16/00                  5.51 to 5.85        6,124,547,473
-------------------------------------------------------------------------------------------------
                   TOTAL U.S. AGENCIES AND
                   INSTRUMENTALITIES
                   (Cost -- $11,472,167,353)                                       11,472,167,353
=================================================================================================
BANK NOTES -- 3.0%
   100,000,000     Banc One Columbus NA
                     matures 2/7/00                                 6.01              100,000,000
   100,000,000     Banc One NA
                     mature 3/15/00 to 10/10/00                 5.90 to 6.19           99,981,517
   525,000,000     Bank of America
                     mature 1/12/00 to 2/7/00                   5.82 to 6.01          525,000,000
   225,000,000     FCC National
                     mature 1/18/00 to 1/24/00                  5.52 to 5.55          225,000,000
   100,000,000     First Chicago
                     matures 6/5/00                                 5.55               99,983,596
    50,000,000     First Union National Bank
                     matures 2/28/00                                5.30               50,000,000
   200,000,000     First USA Bank NA
                     mature 2/15/00 to 10/10/00                 5.93 to 6.20          199,944,555
    50,000,000     NationsBank
                     matures 1/10/00                                5.50               50,000,000
-------------------------------------------------------------------------------------------------
                   TOTAL BANK NOTES
                   (Cost -- $1,349,909,668)                                         1,349,909,668
=================================================================================================
MEDIUM-TERM NOTES -- 0.5%
    50,000,000     Abbey National PLC
                     matures 7/28/00                                5.75               49,989,030
   100,000,000     Goldman, Sachs & Co.
                     matures 2/24/00                                5.28              100,000,000
   100,000,000     Wells Fargo
                     matures 4/10/00                                5.26               99,990,561
-------------------------------------------------------------------------------------------------
                   TOTAL MEDIUM-TERM NOTES
                   (Cost -- $249,979,591)                                             249,979,591
=================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                       CASH PORTFOLIO

     FACE                                                    ANNUALIZED
    AMOUNT              SECURITY                                YIELD                  VALUE
===============================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 2.2%
$ 150,000,000   American Centurion Bank
                   mature 2/1/00 to 2/2/00                  5.97% to 6.10%        $ 150,000,000
   50,000,000   Chase Manhattan USA Delaware
                   matures 1/26/00                               5.60                50,000,000
  525,000,000   First Union National Bank
                   mature 1/19/00 to 6/13/00                 5.56 to 6.05           525,000,000
  245,000,000   Harris Bank
                   mature 1/10/00 to 1/18/00                  6.25 to 6.4           245,000,000
   40,000,000   US Bankcorp.
                   matures 1/18/00                               5.51                40,000,000
-----------------------------------------------------------------------------------------------
                TOTAL DOMESTIC CERTIFICATES
                OF DEPOSIT
                (Cost -- $1,010,000,000)                                          1,010,000,000
===============================================================================================
TIME DEPOSITS -- 3.6%
  102,776,000   Banc One Corp.
                   matures 1/3/00                                4.50               102,776,000
  200,000,000   Bank of Montreal
                   matures 1/12/00                               5.75               200,000,000
  150,000,000   Deutsche Bank
                   matures 1/3/00                                4.50               150,000,000
  200,000,000   Paribas SA
                   matures 1/3/00                                5.00               200,000,000
  180,000,000   Republic National Bank of NY
                   matures 1/3/00                                5.25               180,000,000
  300,000,000   Societe Generale
                   matures 1/3/00                                5.00               300,000,000
  515,000,000   Union Bank of Switzerland
                   matures 1/12/00                           5.53 to 5.58           515,000,000
-----------------------------------------------------------------------------------------------
                TOTAL TIME DEPOSITS
                (Cost -- $1,647,776,000)                                          1,647,776,000
===============================================================================================
COMMERCIAL PAPER -- 44.2%
  190,000,000   Abbey National North America
                   mature 1/31/00 to 2/3/00                  5.34 to 6.04           189,017,567
  150,000,000   ABN AMRO (Canada)
                   mature 2/1/00 to 3/3/00                   5.88 to 5.93           148,995,378
   85,000,000   Alliance & Leicester Building Society
                   mature 2/4/00 to 2/28/00                  5.92 to 6.14            84,379,339
  100,000,000   American Express Credit Corp.
                   matures 1/21/00                               6.39                99,647,222
  225,000,000   American Home Products
                   mature 1/18/00 to 1/27/00                 5.35 to 5.86           224,238,236

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 7

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO

     FACE                                               ANNUALIZED
    AMOUNT                  SECURITY                      YIELD                  VALUE
==========================================================================================
COMMERCIAL PAPER -- 44.2% (continued)
$ 265,000,000    ANZ Delaware Inc.
                    mature 2/1/00 to 3/20/00          5.91% to 6.10%          $263,109,500
  215,000,000    Aspen Funding
                    mature 1/19/00 to 3/3/00           5.46 to 6.30            213,920,299
  468,000,000    Asset Securitization
                    mature 2/7/00 to 2/23/00           5.93 to 6.11            464,373,400
  500,000,000    Associates First Capital Co.
                    mature 1/10/00 to 3/15/00          5.50 to 6.33            497,217,569
  400,000,000    AT&T Corp.
                    mature 1/10/00 to 3/2/00           5.87 to 6.29            398,208,472
  415,762,000    Atlantis One Funding Corp.
                    mature 1/18/00 to 2/17/00          5.57 to 6.12            413,729,667
  100,000,000    Banc One Corp.
                    mature 2/14/00 to 2/28/00              5.90                 99,181,486
  425,000,000    BankAmerica Corp.
                    mature 1/19/00 to 2/16/00          5.52 to 6.08            422,788,271
  275,000,000    Bank Austria Finance
                    mature 1/10/00 to 2/22/00          5.52 to 6.19            273,743,639
  250,000,000    BBL NA Inc.
                    mature 1/10/00 to 2/10/00          5.55 to 6.37            249,002,722
  290,000,000    BCI Funding Corp.
                    mature 1/7/00 to 2/22/00           5.56 to 6.34            288,659,239
  116,500,000    Bell Atlantic Financial Service
                    mature 1/14/00 to 1/28/00          5.91 to 5.94            116,098,123
  170,000,000    Bellsouth Capital Funding
                    mature 1/19/00 to 2/25/00          5.33 to 5.85            169,139,403
  285,835,000    Centric Capital Corp.
                    mature 1/19/00 to 2/17/00          5.94 to 6.44            284,215,039
  650,000,000    Chase Manhattan Bank Corp.
                    mature 1/20/00 to 4/3/00           5.85 to 5.9             644,989,202
  350,000,000    CIT Group Holdings, Inc.
                    mature 1/19/00 to 1/25/00          5.90 to 6.29            348,782,028
  100,000,000    Commerzbank US Finance
                    matures 1/24/00                        5.52                 99,656,917
  140,000,000    Credito Italiano
                    mature 1/10/00 to 2/7/00           6.03 to 6.27            139,554,575
  350,000,000    Cregem North America
                    mature 1/10/00 to 2/17/00          5.83 to 6.10            348,522,028
  125,000,000    CS First Boston
                    mature 1/24/00 to 1/25/00          5.36 to 5.87            124,560,648
  600,000,000    Daimler Chrysler Holdings Co.
                    mature 1/12/00 to 3/13/00          5.58 to 6.29            596,553,375

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
8                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                         CASH PORTFOLIO

     FACE                                                           ANNUALIZED
    AMOUNT                   SECURITY                                  YIELD                   VALUE
========================================================================================================
COMMERCIAL PAPER -- 44.2% (continued)
$ 314,783,000       Delaware Funding Corp.
                      mature 1/25/00 to 2/16/00                    5.94% to 6.40%           $312,862,986
  290,000,000       Den Danske Corp.
                      mature 1/10/00 to 2/14/00                     5.35 to 6.34             288,955,585
  285,000,000       Deutsche Bank Finance Inc.
                      mature 1/18/00 to 2/8/00                      5.52 to 6.05             283,735,951
  425,000,000       Diageo PLC
                      mature 1/19/00 to 2/14/00                     5.50 to 6.04             422,977,527
  365,000,000       Dresdner U.S. Finance, Inc.
                      mature 1/7/00 to 3/17/00                      5.50 to 6.29             362,731,722
  207,345,000       Enterprise Funding Corp.
                      mature 1/21/00 to 2/18/00                     6.12 to 6.45             206,249,768
  293,026,000       Falcon Asset Securities Corp.
                      mature 1/7/00 to 2/15/00                      5.93 to 6.35             291,898,722
  250,000,000       Ford Motor Credit Co.
                      mature 1/10/00 to 1/14/00                     5.71 to 5.82             249,556,570
  275,000,000       Fortis Funding LLC
                      mature 1/5/00 to 3/20/00                      5.90 to 6.10             273,103,809
  750,000,000       General Electric Capital Corp.
                      mature 1/24/00 to 3/15/00                     5.57 to 6.21             744,614,459
  150,000,000       General Electric International
                      matures 1/27/00                                  5.53                  149,418,250
  350,000,000       General Motors Acceptance Corp.
                      mature 1/31/00 to 2/22/00                     5.85 to 5.97             347,777,194
   75,000,000       Generale Bank
                      mature 1/12/00 to 1/14/00                     5.50 to 5.54              74,861,979
   96,600,000       Glaxo Wellcome PLC
                      mature 2/8/00 to 2/25/00                      5.99 to 6.07              95,872,481
  600,000,000       Goldman Sachs
                      mature 1/18/00 to 2/29/00                     5.51 to 6.11             596,321,875
  150,000,000       Halifax PLC
                      mature 1/7/00 to 2/4/00                       5.58 to 6.05             149,390,055
   50,000,000       IBM Corp.
                      matures 2/11/00                                  5.85                   49,676,555
  115,000,000       IBM Credit Corp.
                      mature 2/11/00 to 2/15/00                     5.82 to 5.86             114,210,164
  247,115,000       International Lease Finance
                      mature 2/2/00 to 2/11/00                      5.84 to 6.00             245,610,505
   75,000,000       International Nederlanden US Funding Corp.
                      mature 2/2/00 to 2/15/00                      5.81 to 5.90              74,518,965
  100,000,000       Johnson & Johnson
                      matures 1/27/00                                  5.33                   99,628,056

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                 9

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
     FACE                                            ANNUALIZED
    AMOUNT                SECURITY                      YIELD                VALUE
======================================================================================
COMMERCIAL PAPER -- 44.2% (continued)
 $700,000,000   J.P. Morgan & Co.
                   mature 1/18/00 to 2/17/00        5.50% to 6.20%        $696,768,658
  225,074,000   Kitty Hawk
                   mature 1/20/00 to 2/4/00          5.97 to 6.35          224,092,779
   50,000,000   Kredietbank NA Finance
                   matures 2/3/00                        5.91               49,732,792
  200,000,000   Lucent Technologies
                   mature 1/24/00 to 1/26/00         5.26 to 5.51          199,301,750
  450,000,000   Merrill Lynch
                   mature 1/28/00 to 2/1/00          5.51 to 6.25          447,896,570
  231,224,000   Monte Rosa Capital
                   mature 1/24/00 to 2/24/00         5.95 to 6.30          229,601,843
  800,000,000   Morgan Stanley Dean Witter & Co.
                   mature 1/18/00 to 3/2/00          5.35 to 6.13          795,905,834
  390,000,000   Moriarity Ltd.
                   mature 1/10/00 to 2/18/00         5.94 to 6.38          388,146,615
   50,000,000   National Australia Funding Delaware
                   matures 1/27/00                       5.85               49,793,806
  100,000,000   National Bank of Canada Finance USA
                   mature 1/18/00 to 1/19/00         5.52 to 5.55           99,738,931
  150,000,000   Nationwide Building Society
                   mature 2/4/00 to 3/21/00          5.92 to 6.10          148,790,306
  300,000,000   New Center Asset Trust
                   mature 2/10/00 to 2/14/00         5.94 to 5.98          297,976,112
  250,000,000   Newport Funding
                   mature 1/10/00 to 3/3/00          5.38 to 6.37          248,952,653
  112,850,000   Oesterreische Kontrollbank
                   mature 2/10/00 to 2/15/00         5.80 to 5.90          112,080,219
   75,000,000   Pfizer Inc.
                   matures 2/8/00                        5.82               74,545,583
  250,000,000   Preferred Receivable Funding
                   mature 1/24/00 to 2/10/00         6.11 to 6.35          248,798,056
  241,500,000   Procter & Gamble Co.
                   mature 1/11/00 to 2/18/00         5.84 to 6.40          240,126,929
   25,000,000   Province de Quebec
                   matures 1/11/00                       6.06               24,958,125
  315,411,000   Quincy Capital Corp.
                   mature 1/31/00 to 2/15/00         5.94 to 6.22          313,423,615
  240,725,000   Receivable Capital Corp.
                   mature 1/11/00 to 2/10/00         5.95 to 6.39          239,902,371
  125,000,000   Saint-Gobain Compagnie
                   mature 1/18/00 to 2/15/00         5.54 to 5.82          124,231,545

                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
     FACE                                            ANNUALIZED
    AMOUNT                SECURITY                      YIELD               VALUE
======================================================================================
COMMERCIAL PAPER -- 44.2% (continued)
$  75,000,000   San Paolo US Finance Inc.
                   mature 1/10/00 to 1/31/00       5.37% to 5.91%      $    74,814,584
   50,000,000   SBC Communications
                   matures 2/11/00                      5.85                49,671,430
  180,000,000   Societe Generale NA Inc.
                   mature 1/10/00 to 1/28/00        6.29 to 6.36           179,401,750
   50,000,000   Svenska Handelsbanken
                   matures 2/3/00                       6.05                49,725,458
  202,721,000   Transamerica Finance Corp.
                   mature 2/1/00 to 2/24/00         5.88 to 6.10           201,345,325
  175,000,000   Unifunding Inc.
                   mature 2/2/00 to 2/22/00         5.99 to 6.10           173,734,583
   74,600,000   USAA Capital Corp.
                   matures 2/14/00                      6.01                74,062,051
  100,000,000   Walt Disney Co.
                   matures 3/1/00                       5.87                99,038,332
  275,000,000   Wells Fargo Co.
                   mature 2/7/00 to 2/11/00         5.84 to 6.11           273,197,410
  325,000,000   Westpac
                   mature 2/2/00 to 2/4/00          5.93 to 6.11           323,231,569
  450,000,000   Windmill Funding Corp.
                   mature 1/10/00 to 2/3/00         5.56 to 6.25           448,826,854
  260,000,000   Woolwich Building Society
                   mature 1/18/00 to 3/3/00         5.44 to 6.07           258,405,303
--------------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER
                (Cost -- $20,096,476,263)                               20,096,476,263
======================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 20.1%
  360,000,000   Abbey National PLC
                   mature 1/4/00 to 7/24/00         5.30 to 6.11           359,984,197
   50,000,000   ABN AMRO Bank (New York)
                   matures 6/5/00                       5.55                49,989,747
   50,000,000   ABN AMRO Bank NV
                   matures 3/16/00                      5.20                49,996,042
   50,000,000   ANZ Banking Group LTD
                   matures 1/18/00                      5.86                50,000,231
   75,000,000   Bank Austriengellschaft
                   mature 2/17/00 to 3/16/00        5.21 to 5.93            74,996,686
  150,000,000   Bank Brussels Lambert
                   mature 2/1/00 to 3/22/00         5.90 to 6.11           150,001,981

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                11

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
    FACE                                                   ANNUALIZED
   AMOUNT                    SECURITY                        YIELD                VALUE
===========================================================================================
FOREIGN CERTIFICATES OF DEPOSIT-- 20.1% (continued)
$ 300,000,000    Bank of Montreal
                    mature 1/10/00 to 2/29/00            5.21% to 6.25%        $299,997,666
  397,000,000    Bank of Nova Scotia
                    mature 1/10/00 to 10/2/00             5.20 to 6.33          396,929,810
   50,000,000    Banque National De Paris
                    matures 3/10/00                           5.20               50,001,933
   75,000,000    Banque National De Paris San Francisco
                    mature 1/26/00 to 2/14/00             5.60 to 5.90           75,000,338
  326,500,000    Barclays Bank
                    mature 1/10/00 to 10/2/00             5.81 to 6.20          326,390,868
  580,000,000    Bayerische Hypo-Und Vereinsbank
                    mature 1/20/00 to 7/12/00             5.22 to 5.87          579,970,368
  390,000,000    Bayerische Landesbank
                    mature 1/31/00 to 10/2/00             5.21 to 6.08          389,913,183
   50,000,000    Canadian Imperial Bank Commerce
                    mature 3/3/00 to 3/15/00                  5.20               50,001,365
  400,000,000    Cariplo
                    mature 1/10/00 to 2/29/00             5.53 to 6.33          400,003,910
  400,000,000    Commerzbank
                    mature 2/1/00 to 7/3/00               5.21 to 5.80          399,969,904
  150,000,000    Credit Agricole Indosuez
                    mature 2/1/00 to 3/22/00              5.90 to 6.06          150,002,206
   50,000,000    Credit Communal De Belgique
                    matures 6/14/00                           5.64               49,990,247
   50,000,000    Credit Suisse
                    matures 1/14/00                           5.57               50,000,176
  100,000,000    Credito Italiano
                    matures 1/10/00                           5.52              100,000,304
   75,000,000    Den Danske Corp.
                    mature 1/18/00 to 7/13/00             5.75 to 5.90           74,993,881
  360,000,000    Deutsche Bank
                    mature 1/7/00 to 6/26/00              5.70 to 6.20          359,990,499
  135,000,000    Dresdner Bank
                    mature 1/18/00 to 3/9/00              5.20 to 6.19          134,995,868
  225,000,000    Halifax Building Society
                    mature 1/18/00 to 2/15/00             5.52 to 6.10          225,000,548
  400,000,000    Hessiche Landesbank
                    mature 1/24/00 to 9/29/00             5.86 to 6.03          399,947,503
  338,000,000    International Nederlanden Group
                    mature 1/18/00 to 2/17/00             5.90 to 6.00          338,008,805

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
     FACE                                            ANNUALIZED
    AMOUNT                 SECURITY                     YIELD                VALUE
======================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 20.1% (continued)
$ 150,000,000   KBC Bank NV
                   mature 2/8/00                   5.92% to 6.00%        $ 150,009,574
  100,000,000   Krediet Bank
                   matures 1/18/00 to 1/28/00           5.89               100,000,597
  300,000,000   Lloyds Bank
                   mature 1/12/00 to 2/14/00        5.35 to 6.05           299,997,610
  175,000,000   National Australia Bank
                   matures 2/3/00                       6.05               175,001,588
  250,000,000   National Bank of Canada
                   mature 1/19/00 to 6/9/00         5.55 to 5.93           249,977,325
  350,000,000   National Westminster Bank PLC
                   mature 1/20/00 to 7/3/00         5.20 to 5.70           349,964,480
   50,000,000   Nationwide Building Society
                   matures 3/22/00                      5.91                50,001,103
  200,000,000   Rabobank
                   mature 1/10/00 to 6/14/00        5.20 to 6.25           199,986,693
  345,000,000   Royal Bank of Canada
                   mature 2/29/00 to 7/12/00        5.20 to 5.75           344,938,583
  275,000,000   San Paolo Bank
                   mature 2/8/00 to 7/14/00         5.58 to 6.01           274,966,515
  220,000,000   Societe Generale New York
                   mature 1/14/00 to 6/5/00         5.54 to 6.25           219,986,879
  250,000,000   Svenska Handelsbanken
                   mature 1/24/00 to 2/18/00        5.84 to 5.95           250,005,346
   50,000,000   Toronto Dominion
                   matures 3/17/00                      5.20                49,995,990
  459,000,000   Union Bank of Switzerland
                   mature 3/1/00 to 10/2/00         5.27 to 6.20           458,867,156
  400,000,000   Westdeutsche Landesbank
                   mature 1/12/00 to 2/2/00         5.54 to 6.38           400,000,851
--------------------------------------------------------------------------------------
                TOTAL FOREIGN CERTIFICATES
                OF DEPOSIT
                (Cost -- $9,159,778,556)                                 9,159,778,556
======================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                13

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                                 CASH PORTFOLIO
    FACE
   AMOUNT                          SECURITY                                    VALUE
========================================================================================
REPURCHASE AGREEMENT -- 1.1%
$ 500,000,000   Morgan Stanley Dean Witter & Co., 5.59% due 2/1/00;
                Proceeds at maturity -- $505,822,917;
                (Fully collateralized by FNMA, 6.63% due 9/15/09;
                Market value -- $514,014,534)
                (Cost -- $500,000,000)                                   $   500,000,000
========================================================================================
                TOTAL INVESTMENTS -- 100%
                (Cost -- $45,486,087,431*)                               $45,486,087,431
========================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                              GOVERNMENT PORTFOLIO
      FACE                                                   ANNUALIZED
     AMOUNT                     SECURITY                       YIELD                VALUE
=============================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 90.3%
$   204,620,000    Federal Farm Credit Bank
                      mature 1/14/00 to 5/15/00            5.55% to 5.83%      $  203,177,626
  1,471,435,000    Federal Home Loan Bank
                      mature 1/19/00 to 4/26/00             4.71 to 5.75        1,461,875,645
  2,183,940,000    Federal Home Loan Mortgage Corp.
                      mature 1/3/00 to 8/11/00              1.50 to 5.85        2,169,112,145
  1,071,528,000    Federal National Mortgage Association
                      mature 1/18/00 to 9/29/00             4.76 to 5.92        1,065,709,757
---------------------------------------------------------------------------------------------
                   TOTAL U.S. AGENCIES AND
                   INSTRUMENTALITIES
                   (Cost -- $4,899,875,173)                                     4,899,875,173
=============================================================================================
REPURCHASE AGREEMENTS -- 9.7%
    244,377,000    Morgan Stanley Dean Witter & Co., 2.50% due 1/3/00;
                      Proceeds at maturity -- $244,427,912;
                      (Fully collateralized by U.S. Treasury
                      Bills, Notes, Bonds, 6.00% due 2/15/26;
                      Market value -- $244,545,680)                               244,377,000
     30,000,000    Goldman, Sachs & Co., 2.00% due 1/3/00;
                      Proceeds at maturity -- $30,005,000;
                      (Fully collateralized by U.S. Treasury
                      Bills, Notes, Bonds, 6.25% due 8/31/00;
                      Market value -- $30,600,311)                                 30,000,000
    250,000,000    Morgan Guaranty, 3.00% due 1/3/00;
                      Proceeds at maturity -- $250,062,500;
                      (Fully collateralized by U.S. Treasury
                      Bills, Notes, Bonds, 5.88% to 8.75%
                      due 2/15/00 to 11/15/26;
                      Market value -- $252,172,065)                               250,000,000
---------------------------------------------------------------------------------------------
                   TOTAL REPURCHASE AGREEMENTS
                   (Cost -- $524,377,000)                                         524,377,000
=============================================================================================
                   TOTAL INVESTMENTS -- 100%
                   (Cost -- $5,424,252,173*)                                   $5,424,252,173
=============================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                15

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO
   FACE                                                   ANNUALIZED
  AMOUNT                  SECURITY                          YIELD              VALUE
========================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 0.6%
$10,000,000   Federal Home Loan Mortgage Corp.
                 matures 3/9/00 (Cost -- $9,891,011)        5.85%            $ 9,891,011
========================================================================================
BANK NOTES -- 3.8%
 30,000,000   Bank of America
                 mature 1/12/00 to 2/3/00                5.85 to 5.95         30,000,000
 35,000,000   FCC National
                 mature 1/20/00 to 2/25/00               5.56 to 5.83         34,998,817
----------------------------------------------------------------------------------------
              TOTAL BANK NOTES
              (Cost -- $64,998,817)                                           64,998,817
========================================================================================
MEDIUM-TERM NOTES -- 1.2%
 10,000,000   Abbey National North America
                 matures 7/28/00                             5.75              9,997,806
 10,000,000   Goldman, Sachs & Co.
                 matures 2/24/00                             5.17             10,000,000
----------------------------------------------------------------------------------------
              TOTAL MEDIUM-TERM NOTES
              (Cost -- $19,997,806)                                           19,997,806
========================================================================================
COMMERCIAL PAPER -- 60.6%
 24,900,000   Abbey National North America
                 mature 2/3/00 to 2/25/00                5.92 to 6.04         24,729,254
 35,000,000   Alliance and Leicester Building Society
                 mature 1/24/00 to 2/4/00                5.97 to 6.01         34,840,617
 29,000,000   ANZ Delaware Inc.
                 mature 2/7/00 to 3/20/00                5.91 to 6.04         28,743,133
 35,000,000   Asset Securitization Corp.
                 mature 1/20/00 to 2/7/00                5.98 to 6.11         34,828,517
 30,000,000   Atlantis One Funding Corp.
                 mature 1/20/00 to 2/10/00               5.89 to 6.09         29,866,889
 30,000,000   AT&T Corp.
                 mature 1/27/00 to 1/31/00               6.09 to 6.19         29,861,361
 10,000,000   Bank Brussels Lambert
                 matures 3/17/00                             6.12              9,872,700
 14,108,000   Bank America Corp.
                 matures 1/27/00                             5.90             14,049,107
 15,000,000   Bank of Nova Scotia
                 matures 1/10/00                             6.26             14,976,675
 43,000,000   BCI Funding Corp.
                 mature 1/18/00 to 2/22/00               5.94 to 6.38         42,723,993
 29,900,000   Bell Atlantic Financial Services
                 mature 1/25/00 to 1/26/00               5.97 to 6.31         29,777,920
  5,000,000   Bellsouth Telecommunications
                 matures 2/2/00                              6.20              4,972,667

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO
    FACE                                                  ANNUALIZED
   AMOUNT               SECURITY                            YIELD              VALUE
=======================================================================================
COMMERCIAL PAPER -- 60.6% (continued)
$10,000,000   CIT Group Holdings Inc.
                 matures 1/20/00                            6.04%           $ 9,968,333
 20,000,000   Credito Italiano Delaware Inc.
                 mature 1/7/00 to 2/2/00                6.05 to 6.36         19,936,222
 29,000,000   Cregem North America Inc.
                 mature 1/7/00 to 1/21/00               5.90 to 5.99         28,937,997
 10,000,000   Daimler Chrysler North America
                 matures 1/20/00                            5.58              9,971,394
 20,000,000   Den Danske Corp.
                 mature 1/24/00 to 2/24/00              5.92 to 6.16         19,873,833
  8,000,000   Deutsche Bank
                 matures 1/18/00                            5.52              7,979,713
 45,000,000   Dresdner US Finance Inc.
                 mature 1/7/00 to 1/18/00               5.50 to 6.29         44,927,908
 20,000,000   E.I. Dupont De Nemours & Co.
                 matures 1/25/00                            6.09             19,919,333
 30,000,000   Ford Motor Credit
                 matures 1/28/00                            6.09             29,864,100
 10,000,000   Generale Bank
                 matures 1/14/00                            5.54              9,980,554
 50,000,000   General Electric Capital Corp.
                 mature 2/1/00 to 3/16/00               5.58 to 5.99         49,642,038
 40,000,000   General Motors Acceptance Corp.
                 mature 1/18/00 to 2/8/00               5.97 to 6.48         39,806,579
 25,000,000   Goldman Sachs & Co.
                 mature 2/1/00 to 2/3/00                    6.09             24,866,006
 27,700,000   GTE Funding Inc.
                 mature 2/8/00 to 2/10/00               6.08 to 6.30         27,517,940
  9,900,000   Halifax PLC
                 matures 2/4/00                             6.05              9,844,087
 25,000,000   International Lease Finance
                 matures 2/17/00                            5.87             24,811,021
 39,900,000   J.P. Morgan & Co.
                 mature 1/18/00 to 3/22/00              5.50 to 6.10         39,673,801
 32,000,000   Morgan Stanley Dean Witter & Co.
                 mature 1/6/00 to 3/2/00                5.59 to 6.13         31,868,523
 32,000,000   Nationwide Building Society
                 matures 3/21/00                            5.92             31,587,556
 27,000,000   Oesterreich Kontrollbank
                 matures 1/25/00                            5.97             26,893,800
 42,200,000   Preferred Receivables Funding Corp.
                 mature 1/20/00 to 1/28/00              6.15 to 6.35         42,024,433
 20,000,000   Procter & Gamble Co.
                 mature 2/25/00 to 3/3/00                   5.88             19,811,997

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                17

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1999
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO
    FACE                                                 ANNUALIZED
   AMOUNT                SECURITY                          YIELD                  VALUE
==========================================================================================
COMMERCIAL PAPER -- 60.6% (continued)
$19,875,000   San Paolo US Finance
                 mature 1/19/00 to 2/8/00             5.94% to 5.99%           $19,783,971
 10,000,000   Toronto Dominion Holdings
                 matures 1/20/00                           6.40                  9,966,433
 25,850,000   Transamerica Finance Corp.
                 mature 1/28/00 to 2/8/00              5.92 to 6.13             25,724,468
 45,000,000   Unifunding Inc.
                 mature 1/25/00 to 3/9/00              5.92 to 6.02             44,711,889
 30,000,000   Wells Fargo Corp.
                 mature 1/31/00 to 2/7/00              6.04 to 6.13             29,837,822
 20,000,000   Westpac Bank
                 matures 2/3/00                            6.01                 19,892,017
 10,000,000   Woolwich Building Society
                 matures 1/27/00                           5.89                  9,958,400
------------------------------------------------------------------------------------------
              TOTAL COMMERCIAL PAPER
              (Cost -- $1,028,825,001)                                       1,028,825,001
==========================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 0.6%
 11,000,000   First Union National Bank of North
              Carolina
                 matures 6/2/00 (Cost -- $11,000,000)      5.56                 11,000,000
==========================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 21.7%
 20,000,000   Bank of Montreal
                 matures 1/13/00                           6.33                 20,000,000
 10,000,000   Bank of Nova Scotia
                 matures 1/11/00                           5.36                  9,998,551
 18,000,000   Banque National De Paris
                 matures 2/1/00                            6.07                 18,000,307
 10,000,000   Bayerische Landesbank
                 matures 2/23/00                           5.22                  9,998,651
 40,000,000   Bayerische Hypo-und Vereinsbank
                 mature 1/20/00 to 7/12/00             5.55 to 5.80             39,996,514
 10,000,000   Canadian Imperial Bank Commerce
                 matures 1/20/00                           6.43                 10,000,000
 30,000,000   Cariplo
                 matures 2/1/00                            6.07                 29,999,605
 45,000,000   Commerzbank
                 mature 1/18/00 to 3/15/00             5.21 to 6.04             44,993,375
 15,000,000   Credit Suisse First Boston Corp.
                 matures 1/19/00                           5.57                 15,000,030
 32,000,000   Deutsche Bank Financial Inc.
                 mature 1/7/00 to 3/2/00               6.00 to 6.20             32,000,251
 10,000,000   Landesbank Hessen-Thuringen
                 matures 9/29/00                           6.22                  9,978,071

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedules of Investments (continued)                     December 31, 1999
--------------------------------------------------------------------------------

                              RETIREMENT PORTFOLIO
    FACE                                                          ANNUALIZED
   AMOUNT                 SECURITY                                  YIELD                VALUE
=================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 21.7% (continued)
$30,000,000   International Nederlanden Group
                 mature 2/9/00 to 2/17/00                      5.92% to 5.93%         $30,000,866
 25,000,000   KBC Bank NV
                 matures 1/18/00                                    6.00               25,000,336
 15,000,000   Lloyds TSB Bank
                 matures 2/10/00                                    5.90               14,999,921
 15,000,000   San Paolo Bank
                 matures 2/2/00                                     6.05               15,000,381
  8,000,000   Societe Generale
                 matures 1/21/00                                    6.13                8,000,083
 10,000,000   Svenska Handelsbanken
                 matures 1/14/00                                    6.22                9,999,392
 25,000,000   Westdeutsche Landesbank
                 mature 1/24/00 to 2/2/00                       6.04 to 6.05           25,000,000
-------------------------------------------------------------------------------------------------
              TOTAL FOREIGN CERTIFICATES
              OF DEPOSIT
              (Cost -- $367,966,334)                                                  367,966,334
=================================================================================================
TIME DEPOSITS -- 11.3%
 50,000,000   Bank Austriengellschaft
                 matures 1/3/00                                     4.75               50,000,000
 40,000,000   Canadian Imperial Bank Commerce
                 matures 1/3/00                                     4.25               40,000,000
 50,000,000   Chase Manhattan Bank
                 matures 1/3/00                                     4.00               50,000,000
 12,000,000   Paribas SA
                 matures 1/3/00                                     5.00               12,000,000
 40,000,000   Societe Generale
                 matures 1/3/00                                     5.00               40,000,000
-------------------------------------------------------------------------------------------------
              TOTAL TIME DEPOSITS
              (Cost -- $192,000,000)                                                  192,000,000
=================================================================================================
REPURCHASE AGREEMENT -- 0.2%
  3,129,000   Morgan Stanley Dean Witter & Co., 2.50% due 1/3/00;
              Proceeds at maturity -- $3,129,652;
              (Fully collateralized by U.S. Treasury Notes,
              7.63% due 2/15/07; Market value -- $3,201,117)
              (Cost -- $3,129,000)                                                      3,129,000
=================================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $1,697,807,969*)                                            $1,697,807,969
=================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                19

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                           December 31, 1999
--------------------------------------------------------------------------------

                                                 Cash                   Government              Retirement
                                               Portfolio                 Portfolio               Portfolio
=============================================================================================================
ASSETS:
    Investments, at amortized cost          $45,486,087,431           $5,424,252,173           $1,697,807,969
    Cash                                                254                       78                      266
    Interest receivable                         232,558,211                1,722,772                7,526,231
-------------------------------------------------------------------------------------------------------------
    Total Assets                             45,718,645,896            5,425,975,023            1,705,334,466
-------------------------------------------------------------------------------------------------------------

LIABILITIES:
    Dividends payable                            12,807,019                1,397,557                  482,436
    Management fees payable                      14,347,958                1,798,671                  613,902
    Distribution fees payable                     1,251,039                  104,733                   54,164
    Deferred compensation payable                   159,083                   26,625                   10,167
    Accrued expenses                             12,777,280                  885,701                  473,929
-------------------------------------------------------------------------------------------------------------
    Total Liabilities                            41,342,379                4,213,287                1,634,598
-------------------------------------------------------------------------------------------------------------
Total Net Assets                            $45,677,303,517           $5,421,761,736           $1,703,699,868
=============================================================================================================

NET ASSETS:
    Par value of capital shares
       (50,000,000,000,
       10,000,000,000 and
       5,000,000,000 shares
       authorized, respectively;
       par value $0.01 per share)           $   456,780,251           $   54,217,458           $   17,036,979
    Capital paid in excess of par value      45,221,492,669            5,367,544,965            1,686,660,913
    Undistributed net investment income               5,745                       --                    1,976
    Accumulated net realized loss
       from security transactions                  (975,148)                    (687)                      --
-------------------------------------------------------------------------------------------------------------
Total Net Assets                            $45,677,303,517           $5,421,761,736           $1,703,699,868
=============================================================================================================

Shares Outstanding:
    Class A                                  45,482,256,056            5,413,542,497            1,703,697,892
    ---------------------------------------------------------------------------------------------------------
    Class L                                         582,330                  113,328                       --
    ---------------------------------------------------------------------------------------------------------
    Class Y                                      67,401,433                8,089,954                       --
    ---------------------------------------------------------------------------------------------------------
    Class Z                                     127,785,254                       --                       --
    ---------------------------------------------------------------------------------------------------------
Net Asset Value, per class                            $1.00                    $1.00                    $1.00
=============================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                             Cash                Government            Retirement
                                          Portfolio               Portfolio             Portfolio
==================================================================================================
INVESTMENT INCOME:
    Interest                            $2,294,474,090          $279,332,544           $88,971,197
--------------------------------------------------------------------------------------------------
EXPENSES:
    Management fees (Note 3)               166,564,956            22,847,469             7,196,326
    Shareholder and system
       servicing fees                       47,915,441             3,870,838             2,282,156
    Distribution fees (Note 3)              43,554,214             5,439,100             1,697,506
    Shareholder communications               4,601,855               454,863               410,170
    Registration fees                        3,171,825               486,822               227,777
    Custody                                  2,637,275               229,320                83,625
    Directors' fees                            194,800                39,441                11,880
    Insurance                                  187,400                54,945                14,862
    Audit and legal                             87,393                52,863                38,010
    Other                                       16,295                40,450                 6,987
--------------------------------------------------------------------------------------------------
    Total Expenses                         268,931,454            33,516,111            11,969,299
    Less: Management
       fee waiver (Note 3)                          --                    --              (271,460)
--------------------------------------------------------------------------------------------------
    Net Expenses                           268,931,454            33,516,111            11,697,839
--------------------------------------------------------------------------------------------------
Net Investment Income                    2,025,542,636           245,816,433            77,273,358
--------------------------------------------------------------------------------------------------
Net Realized Gain (Loss) From
    Security Transactions                       29,464                  (687)                   --
--------------------------------------------------------------------------------------------------
Increase in Net Assets
    From Operations                     $2,025,572,100          $245,815,746           $77,273,358
==================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                21

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            For the Years Ended December 31,
Cash Portfolio                                              1999                        1998
==================================================================================================
OPERATIONS:
     Net investment income                           $   2,025,542,636           $   1,768,076,620
     Net realized gain                                          29,464                      69,008
--------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations              2,025,572,100               1,768,145,628
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                                   (2,025,536,891)             (1,768,014,366)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Proceeds from sale of shares                      198,679,971,946             161,515,398,630
     Net asset value of shares issued
        for reinvestment of dividends                    2,050,571,947               1,705,807,910
     Cost of shares reacquired                        (195,130,900,489)           (154,036,489,930)
--------------------------------------------------------------------------------------------------
     Increase in Net Assets From
        Fund Share Transactions                          5,599,643,404               9,184,716,610
--------------------------------------------------------------------------------------------------
Increase in Net Assets                                   5,599,678,613               9,184,847,872

NET ASSETS:
     Beginning of year                                  40,077,624,904              30,892,777,032
--------------------------------------------------------------------------------------------------
     End of year                                     $  45,677,303,517           $  40,077,624,904
==================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                           For the Years Ended December 31,
Government Portfolio                                       1999                       1998
================================================================================================
OPERATIONS:
     Net investment income                           $    245,816,433           $    248,376,887
     Net realized gain (loss)                                    (687)                     5,119
------------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations               245,815,746                248,382,006
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                                    (245,816,433)              (248,382,006)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sales of shares                 19,683,983,366             18,766,441,650
     Net asset value of shares issued
        for reinvestment of dividends                     251,441,644                242,100,573
     Cost of shares reacquired                        (19,858,393,187)           (18,294,653,762)
------------------------------------------------------------------------------------------------
     Increase in Net Assets From
        Fund Share Transactions                            77,031,823                713,888,461
------------------------------------------------------------------------------------------------
Increase in Net Assets                                     77,031,136                713,888,461

NET ASSETS:
     Beginning of year                                  5,344,730,600              4,630,842,139
------------------------------------------------------------------------------------------------
     End of year                                     $  5,421,761,736           $  5,344,730,600
================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                23

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                          For the Years Ended December 31,
Retirement Portfolio                                       1999                     1998
==============================================================================================
OPERATIONS:
     Net investment income                           $    77,273,358           $    72,353,969
----------------------------------------------------------------------------------------------
     Increase in Net Assets From Operations               77,273,358                72,353,969
----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                                    (77,273,358)              (72,351,993)
----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sales of shares                 6,301,771,167             5,440,139,414
     Net asset value of shares issued
        for reinvestment of dividends                     78,916,786                70,372,913
     Cost of shares reacquired                        (6,359,076,721)           (5,195,545,701)
----------------------------------------------------------------------------------------------
     Increase in Net Assets From
        Fund Share Transactions                           21,611,232               314,966,626
----------------------------------------------------------------------------------------------
Increase in Net Assets                                    21,611,232               314,968,602

NET ASSETS:
     Beginning of year                                 1,682,088,636             1,367,120,034
----------------------------------------------------------------------------------------------
     End of year                                     $ 1,703,699,868           $ 1,682,088,636
==============================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SSBC a daily fee calculated at the following rates: Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Government Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio:
0.45% on the first $1.0 billion of average daily net assets, 0.40% on

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                25

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly. For the year ended December 31, 1999, SSBC waived $271,460 of its management fees for the Retirement Portfolio.

Effective October 1999, Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Services ("PFPC") became the sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the account size and type of account, PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. During the period October 1, 1999 through December 31, 1999, the Fund paid transfer agent fees of $3,065,278, $680,453 and $515,276 for the Cash, Government and Retirement Portfolios, respectively, to Private Trust.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB, for assistance in distributing Class A and L shares, calculated at an annual rate of 0.10% of average daily net assets of each class,respectively.

For the year ended December 31, 1999, total Distribution Plan fees incurred were:

Portfolio                                Class A                   Class L
================================================================================
Cash                                   $43,553,768                   $446
Government                               5,438,940                    160
Retirement                               1,697,506                     --
================================================================================

All officers and one Director of the Fund are employees of SSB.

4. Capital Loss Carryforward

At December 31, 1999, the Cash Portfolio and the Government Portfolio had, for Federal tax purposes, approximately $1,245,000 and $1,000, respectively, of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                  2000                2001             2007
================================================================================
Cash Portfolio                  $114,000           $1,131,000             --
--------------------------------------------------------------------------------
Government Portfolio                  --                  --          $1,000
================================================================================
--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

6. Capital Shares

The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

Transactions in shares of each Portfolio were as follows:

                                              Year Ended                 Year Ended
Cash Portfolio                             December 31, 1999          December 31, 1998
=======================================================================================
Class A
    Shares sold                             198,147,351,264            160,978,115,930
    Shares issued on reinvestment             2,042,125,985              1,702,308,541
    Shares reacquired                      (194,624,622,047)          (153,590,683,868)
---------------------------------------------------------------------------------------
    Net Increase                              5,564,855,202              9,089,740,603
=======================================================================================
Class L*
    Shares sold                                     544,299                    532,262
    Shares issued on reinvestment                    21,431                     36,582
    Shares reacquired                              (395,544)                (2,172,572)
---------------------------------------------------------------------------------------
    Net Increase (Decrease)                         170,186                 (1,603,728)
=======================================================================================
Class Y
    Shares sold                                 354,140,105                533,737,417
    Shares issued on reinvestment                 3,500,399                  3,343,643
    Shares reacquired                          (448,769,869)              (442,533,329)
---------------------------------------------------------------------------------------
    Net Increase (Decrease)                     (91,129,365)                94,547,731
=======================================================================================
Class Z
    Shares sold                                 177,936,278                  3,013,021
    Shares issued on reinvestment                 4,924,132                    119,144
    Shares reacquired                           (57,113,029)                (1,100,161)
---------------------------------------------------------------------------------------
    Net Increase                                125,747,381                  2,032,004
=======================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                27

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

                                             Year Ended                Year Ended
Government Portfolio                      December 31, 1999         December 31, 1998
=====================================================================================
Class A
    Shares sold                             19,504,048,114            18,703,029,473
    Shares issued on reinvestment              250,660,045               238,831,953
    Shares reacquired                      (19,625,167,349)          (18,229,543,894)
-------------------------------------------------------------------------------------
    Net Increase                               129,540,810               712,317,532
=====================================================================================
Class L*
    Shares sold                                     18,659                    17,492
    Shares issued on reinvestment                    7,304                    14,544
    Shares reacquired                             (119,109)                 (327,096)
-------------------------------------------------------------------------------------
    Net Decrease                                   (93,146)                 (295,060)
=====================================================================================
Class Y
    Shares sold                                179,814,769                50,233,404
    Shares issued on reinvestment                  620,607                   393,725
    Shares reacquired                         (176,004,288)              (54,397,870)
-------------------------------------------------------------------------------------
    Net Increase (Decrease)                      4,431,088                (3,770,741)
=====================================================================================
Class Z+
    Shares sold                                    101,824                13,161,281
    Shares issued on reinvestment                  153,688                 2,860,351
    Shares reacquired                          (57,102,441)              (10,384,902)
-------------------------------------------------------------------------------------
    Net Increase (Decrease)                    (56,846,929)                5,636,730
=====================================================================================

Retirement Portfolio
Class A
=====================================================================================
    Shares sold                              6,301,771,167             5,440,139,414
    Shares issued on reinvestment               78,916,786                70,372,913
    Shares reacquired                       (6,359,076,721)           (5,195,545,701)
-------------------------------------------------------------------------------------
    Net Increase                                21,611,232               314,966,626
=====================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.
+ As of June 30, 1999, Class Z shares were fully redeemed.

--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                                            Class A Shares
                                              ----------------------------------------------------------------------------
Cash Portfolio                                 1999            1998              1997              1996             1995
==========================================================================================================================
Net Asset Value, Beginning of Year             $1.00           $1.00             $1.00             $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                       0.046           0.050             0.050             0.050            0.054
   Dividends from
     net investment income                    (0.046)         (0.050)           (0.050)           (0.050)          (0.054)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00           $1.00             $1.00             $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                    4.73%           5.07%             5.12%             4.98%            5.53%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (billions)               $45             $40               $31               $27              $23
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                  0.62%           0.63%             0.64%             0.62%            0.62%
   Net investment income                        4.63            4.95              5.01              4.87             5.39
==========================================================================================================================
                                                                            Class L Shares
                                              ----------------------------------------------------------------------------
Cash Portfolio                                 1999           1998(2)            1997              1996             1995
==========================================================================================================================
Net Asset Value, Beginning of Year             $1.00           $1.00             $1.00             $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                       0.047           0.050             0.051             0.050            0.054
   Dividends from
     net investment income                    (0.047)         (0.050)           (0.051)           (0.050)          (0.054)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00           $1.00             $1.00             $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                    4.78%           5.12%             5.17%             4.98%            5.53%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                  $582            $412            $2,016            $2,152           $1,737
Ratios to Average Net Assets:
   Expenses(1)                                  0.57%           0.59%             0.59%             0.62%            0.62%
   Net investment income                        4.70            5.07              5.05              4.87             5.39
==========================================================================================================================
                                                                            Class Y Shares
                                              ----------------------------------------------------------------------------
Cash Portfolio                                 1999            1998              1997              1996             1995
==========================================================================================================================
Net Asset Value, Beginning of Year             $1.00           $1.00             $1.00             $1.00            $1.00
--------=-----------------------------------------------------------------------------------------------------------------
   Net investment income                       0.048           0.052             0.052             0.051            0.054
   Dividends from
     net investment income                    (0.048)         (0.052)           (0.052)           (0.051)          (0.054)
---------=----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                   $1.00           $1.00             $1.00             $1.00            $1.00
----------=---------------------------------------------------------------------------------------------------------------
Total Return                                    4.91%           5.29%             5.32%             5.09%            5.50%
-----------=--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)               $67            $159               $64               $52              $30
------------=-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                  0.42%           0.42%             0.43%             0.52%            0.51%
   Net investment income                        4.76            5.17              5.22              4.97             5.29
==========================================================================================================================

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2)  On June 12, 1998, Class C shares were renamed Class L shares.

-------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                              29

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                                               Class Z Shares
                                             -----------------------------------------------------------------------------
Cash Portfolio                                 1999               1998              1997            1996             1995
==========================================================================================================================
Net Asset Value, Beginning of Year            $1.00              $1.00             $1.00           $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                      0.048              0.052             0.052           0.051            0.055
   Dividends from
     net investment income                   (0.048)            (0.052)           (0.052)         (0.051)          (0.055)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $1.00              $1.00             $1.00           $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                   4.91%              5.29%             5.33%           5.06%            5.63%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)             $128                 $2                $6              $6               $5
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                 0.41%              0.43%             0.44%           0.53%            0.52%
   Net investment income                       4.86               5.21              5.21            4.96             5.49
==========================================================================================================================
                                                                              Class A Shares
                                             -----------------------------------------------------------------------------
Government Portfolio                           1999               1998              1997            1996             1995
==========================================================================================================================
Net Asset Value, Beginning of Year            $1.00              $1.00             $1.00           $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                      0.045              0.049             0.049           0.048            0.053
   Dividends from
     net investment income                   (0.045)            (0.049)           (0.049)         (0.048)          (0.053)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $1.00              $1.00             $1.00           $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                   4.60%              5.00%             5.04%           4.89%            5.45%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (billions)               $5                 $5                $5              $4               $4
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                 0.61%              0.60%             0.61%           0.61%            0.60%
   Net investment income                       4.50               4.88              4.92            4.78             5.31
==========================================================================================================================
                                                                               Class L Shares
                                             -----------------------------------------------------------------------------
Government Portfolio                           1999             1998(2)             1997            1996             1995
==========================================================================================================================
Net Asset Value, Beginning of Year            $1.00              $1.00             $1.00           $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
   Net investment income                      0.045              0.049             0.049           0.048            0.053
   Dividends from
     net investment income                   (0.045)            (0.049)           (0.049)         (0.048)          (0.053)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $1.00              $1.00             $1.00           $1.00            $1.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                   4.62%              5.01%             5.04%           4.89%            5.46%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $113               $206              $502            $982           $1,459
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                 0.59%              0.59%             0.61%           0.61%            0.60%
   Net investment income                       4.47               4.94              4.90            4.78             5.36
==========================================================================================================================

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2)  On June 12, 1998, Class C shares were renamed Class L shares.

--------------------------------------------------------------------------------
30                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended December 31:

                                                                        Class Y Shares
                                               -------------------------------------------------------------------
Government Portfolio                             1999          1998           1997            1996           1995
==================================================================================================================
Net Asset Value, Beginning of Year              $1.00         $1.00          $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
    Net investment income                       0.047         0.050          0.050           0.049          0.054
    Dividends from
      net investment income                    (0.047)       (0.050)        (0.050)         (0.049)        (0.054)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $1.00         $1.00          $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
Total Return                                     4.78%         5.13%          5.14%           4.99%          5.55%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $8,090        $3,659         $7,430         $51,873         $5,376
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses(1)                                  0.45%         0.48%          0.51%           0.51%          0.50%
    Net investment income                        4.64          5.06           4.98            4.88           5.51
==================================================================================================================
                                                                        Class A Shares
                                               -------------------------------------------------------------------
Retirement Portfolio                             1999          1998           1997            1996           1995
==================================================================================================================
Net Asset Value, Beginning of Year              $1.00         $1.00          $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
    Net investment income(2)                    0.046         0.049          0.049           0.048          0.053
    Dividends from
      net investment income                    (0.046)       (0.049)        (0.049)         (0.048)        (0.053)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $1.00         $1.00          $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------
Total Return                                     4.65%         5.04%          5.03%           4.86%          5.42%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)             $1,704        $1,682         $1,367          $1,355         $1,280
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
    Expenses(1)(2)                               0.69%         0.70%          0.71%           0.71%          0.72%
    Net investment income                        4.55          4.92           4.92            4.75           5.28
==================================================================================================================

(1) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(2) The investment manager waived a portion of their management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                Per Share Decreases to            Expense Ratios
                Net Investment Income          Without Reimbursement
                ----------------------         ---------------------
     1999             $0.0001                         0.71%
     1998              0.0002                         0.72

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                31

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Smith Barney Money Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprised of the Cash, Government and Retirement Portfolios) as of December 31, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                               /s/ KPMG LLP

New York, New York
February 7, 2000

--------------------------------------------------------------------------------
32                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On May 12, 1999, a special meeting of shareholders of the Fund was held for the purpose of electing Directors to the Fund.

The results of the vote were as follows:

                                      Shares           Percentage        Shares         Percentage
                                      Voted            of Shares          Voted         of Shares
Name of Director                       For               Voted           Against          Voted
===================================================================================================
Lee Abraham                     24,877,816,835.447      97.210%      713,892,218.231      2.790%
Allan J. Bloostein              24,888,479,607.317      97.252       703,229,446.361      2.748
Jane F. Dasher                  24,915,929,915.304      97.359       675,779,138.374      2.641
Donald R. Foley                 24,875,929,196.977      97.203       715,779,856.701      2.797
Richard E. Hanson, Jr           24,908,391,108.087      97.330       683,317,945.591      2.670
Paul Hardin                     24,914,151,780.798      97.352       677,557,272.880      2.648
Heath B. McLendon               24,916,433,450.778      97.361       675,275,602.900      2.639
Roderick C. Rasmussen           24,883,856,239.688      97.234       707,852,813.990      2.766
John P. Toolan                  24,911,304,135.464      97.341       680,404,918.214      2.659
===================================================================================================

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes, the Fund hereby designates for the fiscal year ended December 31,1999:

Percentage of the ordinary dividends paid by the Funds from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:

          . Cash Portfolio              0.60%
          . Government Portfolio       19.17

--------------------------------------------------------------------------------
Smith Barney Money Funds, Inc.                                                33

                                                  [LOGO OF SALOMON SMITH BARNEY]
Directors
Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Phyllis M. Zahorodny
Vice President

Martin R. Hanley
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699




This report is submitted for the general information of the shareholders of Smith Barney Money Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Money Funds, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds


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